SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
Dec. 31, 2021
Building [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	25 years
Building [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	63 years
Buildings' Improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Buildings' Improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	20 years
Condominium Units [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	30 years